Segment Reporting - Condensed Consolidated Income Statement (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of operating segments [line items]
Revenue	$ 315.2	$ 437.7	$ 644.3	$ 881.7	$ 1,559.2
Operating expenses	(64.3)	(62.7)	(130.7)	(119.3)	(245.1)
Profit from sale of vessels	5.4	10.5	14.9	27.6	51.3
Administrative expenses	(24.5)	(23.8)	(50.5)	(50.0)	(95.6)
Other operating income and expenses	(0.1)	(0.2)	(0.3)	(0.4)	(0.5)
Depreciation and amortization	(52.2)	(46.8)	(105.4)	(89.9)	(192.0)
Operating profit (EBIT)	74.6	204.3	157.0	427.0	658.8
Financial income	3.6	7.7	7.5	14.1	24.8
Financial expenses	(17.8)	(18.9)	(35.7)	(37.2)	(74.1)
Profit before tax	60.4	193.1	128.8	403.9	609.5
Tax	(1.7)	1.1	(7.2)	(0.5)	2.0
Net profit for the period	58.7	194.2	121.6	403.4	611.5
Operating segments
Disclosure of operating segments [line items]
Revenue	315.2	437.7	644.3	881.7	1,559.2
Port expenses, bunkers and commissions	(103.0)	(108.4)	(202.3)	(218.0)	(409.2)
Other cost of goods and services sold	(1.9)	(2.0)	(13.0)	(4.7)	(9.3)
Operating expenses	(64.3)	(62.7)	(130.7)	(119.3)	(245.1)
Profit from sale of vessels	5.4	10.5	14.9	27.6	51.3
Administrative expenses	(24.5)	(23.8)	(50.5)	(50.0)	(95.6)
Other operating income and expenses	(0.1)	(0.2)	(0.3)	(0.4)	(0.5)
Depreciation and amortization	(52.2)	(46.8)	(105.4)	(89.9)	(192.0)
Operating profit (EBIT)	74.6	204.3	157.0	427.0	658.8
Financial income	3.6	7.7	7.5	14.1	24.8
Financial expenses	(17.8)	(18.9)	(35.7)	(37.2)	(74.1)
Profit before tax	60.4	193.1	128.8	403.9	609.5
Tax	(1.7)	1.1	(7.2)	(0.5)	2.0
Net profit for the period	58.7	194.2	121.6	403.4	611.5
Operating segments | Tanker segment
Disclosure of operating segments [line items]
Revenue	311.2	434.3	624.5	874.6	1,544.0
Port expenses, bunkers and commissions	(103.0)	(108.4)	(202.3)	(218.0)	(409.2)
Other cost of goods and services sold	0.0	0.0	0.0	0.0	0.0
Operating expenses	(64.7)	(62.9)	(131.2)	(119.6)	(245.6)
Profit from sale of vessels	4.9	10.5	14.0	27.6	51.3
Administrative expenses	(22.3)	(21.8)	(46.4)	(46.1)	(87.9)
Other operating income and expenses	(0.1)	(0.2)	(0.3)	(0.5)	(0.6)
Depreciation and amortization	(51.9)	(46.7)	(104.9)	(89.7)	(191.2)
Operating profit (EBIT)	74.1	204.8	153.4	428.3	660.8
Financial income	3.6	7.6	7.4	13.9	24.7
Financial expenses	(17.8)	(18.8)	(35.6)	(37.0)	(73.9)
Profit before tax	59.9	193.6	125.2	405.2	611.6
Tax	(1.6)	1.1	(6.5)	0.0	2.5
Net profit for the period	58.3	194.7	118.7	405.2	614.1
Operating segments | Marine Engineering segment
Disclosure of operating segments [line items]
Revenue	8.9	9.0	28.5	14.6	29.6
Port expenses, bunkers and commissions	0.0	0.0	0.0	0.0	0.0
Other cost of goods and services sold	(5.2)	(6.0)	(18.7)	(9.7)	(18.5)
Operating expenses	0.0	0.0	0.0	0.0	0.0
Profit from sale of vessels	0.0	0.0	0.0	0.0	0.0
Administrative expenses	(2.2)	(2.0)	(4.1)	(3.9)	(7.7)
Other operating income and expenses	0.0	0.0	0.0	0.1	0.1
Depreciation and amortization	(0.3)	(0.1)	(0.5)	(0.2)	(0.8)
Operating profit (EBIT)	1.2	0.9	5.2	0.9	2.7
Financial income	0.0	0.1	0.1	0.2	0.1
Financial expenses	0.0	(0.1)	(0.1)	(0.2)	(0.2)
Profit before tax	1.2	0.9	5.2	0.9	2.6
Tax	(0.1)	0.0	(0.7)	(0.5)	(0.5)
Net profit for the period	1.1	0.9	4.5	0.4	2.1
Inter-segment elimination
Disclosure of operating segments [line items]
Revenue	(4.9)	(5.6)	(8.7)	(7.5)	(14.4)
Port expenses, bunkers and commissions	0.0	0.0	0.0	0.0	0.0
Other cost of goods and services sold	3.3	4.0	5.7	5.0	9.2
Operating expenses	0.4	0.2	0.5	0.3	0.5
Profit from sale of vessels	0.5	0.0	0.9	0.0	0.0
Administrative expenses	0.0	0.0	0.0	0.0	0.0
Other operating income and expenses	0.0	0.0	0.0	0.0	0.0
Depreciation and amortization	0.0	0.0	0.0	0.0	0.0
Operating profit (EBIT)	(0.7)	(1.4)	(1.6)	(2.2)	(4.7)
Financial income	0.0	0.0	0.0	0.0	0.0
Financial expenses	0.0	0.0	0.0	0.0	0.0
Profit before tax	(0.7)	(1.4)	(1.6)	(2.2)	(4.7)
Tax	0.0	0.0	0.0	0.0	0.0
Net profit for the period	$ (0.7)	$ (1.4)	$ (1.6)	$ (2.2)	$ (4.7)